PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) as of April 30, 2024
Description	Shares	Value
Long-Term Investments 98.7%
Common Stocks 94.6%
Aerospace & Defense 1.2%
BWX Technologies, Inc.	360	$34,477
Curtiss-Wright Corp.	150	38,013
Hexcel Corp.	320	20,547
Woodward, Inc.	225	36,531
		129,568
Air Freight & Logistics 0.2%
GXO Logistics, Inc.*	460	22,844
Automobile Components 1.2%
Adient PLC*	360	10,753
Autoliv, Inc. (Sweden)	290	34,739
Gentex Corp.	905	31,041
Goodyear Tire & Rubber Co. (The)*	1,060	12,678
Lear Corp.	210	26,433
Visteon Corp.*	100	11,063
		126,707
Automobiles 0.4%
Harley-Davidson, Inc.	495	17,023
Thor Industries, Inc.	210	20,878
		37,901
Banks 5.0%
Associated Banc-Corp.	580	12,221
Bank OZK	400	17,860
Cadence Bank	690	19,092
Columbia Banking System, Inc.	790	14,860
Commerce Bancshares, Inc.	460	25,153
Cullen/Frost Bankers, Inc.	250	26,085
East West Bancorp, Inc.	543	40,448
First Financial Bankshares, Inc.	480	14,189
First Horizon Corp.	2,150	32,078
FNB Corp.	1,361	18,156
Glacier Bancorp, Inc.	420	15,196
Hancock Whitney Corp.	340	15,433
Home BancShares, Inc.	700	16,576
International Bancshares Corp.	210	11,686
New York Community Bancorp, Inc.	2,690	7,128

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Old National Bancorp	1,180	$19,517
Pinnacle Financial Partners, Inc.	290	22,243
Prosperity Bancshares, Inc.	360	22,309
SouthState Corp.	290	21,953
Synovus Financial Corp.	550	19,684
Texas Capital Bancshares, Inc.*	190	10,906
UMB Financial Corp.	160	12,746
United Bankshares, Inc.	510	16,555
Valley National Bancorp	1,590	11,146
Webster Financial Corp.	665	29,147
Wintrust Financial Corp.	241	23,290
Zions Bancorp NA	570	23,244
		518,901
Beverages 0.6%
Boston Beer Co., Inc. (The) (Class A Stock)*	35	9,744
Celsius Holdings, Inc.*	570	40,624
Coca-Cola Consolidated, Inc.	17	14,042
		64,410
Biotechnology 1.8%
Arrowhead Pharmaceuticals, Inc.*	460	10,405
Cytokinetics, Inc.*	380	23,302
Exelixis, Inc.*	1,170	27,448
Halozyme Therapeutics, Inc.*	500	19,050
Neurocrine Biosciences, Inc.*	390	53,640
Roivant Sciences Ltd.*	1,300	14,170
United Therapeutics Corp.*	190	44,523
		192,538
Broadline Retail 0.4%
Macy’s, Inc.	1,030	18,983
Nordstrom, Inc.	350	6,653
Ollie’s Bargain Outlet Holdings, Inc.*	240	17,554
		43,190
Building Products 3.4%
Advanced Drainage Systems, Inc.	260	40,820
Carlisle Cos., Inc.	190	73,767

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Building Products (cont’d.)
Fortune Brands Innovations, Inc.	490	$35,819
Lennox International, Inc.	120	55,610
Owens Corning	334	56,182
Simpson Manufacturing Co., Inc.	160	27,822
Trex Co., Inc.*	410	36,306
UFP Industries, Inc.	235	26,485
		352,811
Capital Markets 2.8%
Affiliated Managers Group, Inc.	120	18,732
Carlyle Group, Inc. (The)	840	37,632
Evercore, Inc. (Class A Stock)	130	23,595
Federated Hermes, Inc.	310	10,184
Houlihan Lokey, Inc.	200	25,498
Interactive Brokers Group, Inc. (Class A Stock)	420	48,350
Janus Henderson Group PLC	490	15,298
Jefferies Financial Group, Inc.	651	28,032
Morningstar, Inc.	95	26,852
SEI Investments Co.	390	25,720
Stifel Financial Corp.	393	31,409
		291,302
Chemicals 2.2%
Arcadium Lithium PLC (United Kingdom)*	3,867	17,015
Ashland, Inc.	200	19,066
Avient Corp.	355	15,059
Axalta Coating Systems Ltd.*	850	26,724
Cabot Corp.	220	20,071
Chemours Co. (The)	550	14,712
NewMarket Corp.	25	13,173
Olin Corp.	470	24,571
RPM International, Inc.	500	53,455
Scotts Miracle-Gro Co. (The)	170	11,652
Westlake Corp.	130	19,157
		234,655
Commercial Services & Supplies 1.3%
Brink’s Co. (The)	180	15,743
Clean Harbors, Inc.*	188	35,617

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies (cont’d.)
MSA Safety, Inc.	140	$25,256
Stericycle, Inc.*	350	15,655
Tetra Tech, Inc.	200	38,944
		131,215
Communications Equipment 0.4%
Ciena Corp.*	560	25,889
Lumentum Holdings, Inc.*	260	11,377
		37,266
Construction & Engineering 2.3%
AECOM	524	48,397
Comfort Systems USA, Inc.	140	43,317
EMCOR Group, Inc.	183	65,362
Fluor Corp.*	660	26,618
MasTec, Inc.*	230	20,399
MDU Resources Group, Inc.	760	18,772
Valmont Industries, Inc.	80	16,384
		239,249
Construction Materials 0.5%
Eagle Materials, Inc.	132	33,093
Knife River Corp.*	220	17,202
		50,295
Consumer Finance 0.7%
Ally Financial, Inc.	1,050	40,267
FirstCash Holdings, Inc.	150	16,947
SLM Corp.	850	18,012
		75,226
Consumer Staples Distribution & Retail 2.0%
BJ’s Wholesale Club Holdings, Inc.*	520	38,834
Casey’s General Stores, Inc.	145	46,339
Grocery Outlet Holding Corp.*	390	10,128
Performance Food Group Co.*	605	41,067

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Consumer Staples Distribution & Retail (cont’d.)
Sprouts Farmers Market, Inc.*	390	$25,752
US Foods Holding Corp.*	870	43,718
		205,838
Containers & Packaging 1.6%
AptarGroup, Inc.	250	36,095
Berry Global Group, Inc.	450	25,488
Crown Holdings, Inc.	460	37,752
Graphic Packaging Holding Co.	1,180	30,503
Greif, Inc. (Class A Stock)	90	5,515
Silgan Holdings, Inc.	320	14,931
Sonoco Products Co.	370	20,739
		171,023
Diversified Consumer Services 1.1%
Duolingo, Inc.*	130	29,347
Graham Holdings Co. (Class B Stock)	13	9,118
Grand Canyon Education, Inc.*	110	14,302
H&R Block, Inc.	540	25,504
Service Corp. International	570	40,875
		119,146
Diversified REITs 0.4%
WP Carey, Inc.	840	46,066
Diversified Telecommunication Services 0.3%
Frontier Communications Parent, Inc.*	840	19,438
Iridium Communications, Inc.	470	14,471
		33,909
Electric Utilities 0.8%
ALLETE, Inc.	225	13,324
IDACORP, Inc.	200	18,956
OGE Energy Corp.	750	25,987
PNM Resources, Inc.	310	11,489
Portland General Electric Co.	390	16,860
		86,616

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment 1.5%
Acuity Brands, Inc.	119	$29,548
EnerSys	160	14,472
nVent Electric PLC	640	46,125
Regal Rexnord Corp.	260	41,956
Sensata Technologies Holding PLC	590	22,603
		154,704
Electronic Equipment, Instruments & Components 2.4%
Arrow Electronics, Inc.*	210	26,811
Avnet, Inc.	350	17,104
Belden, Inc.	165	13,409
Cognex Corp.	670	27,832
Coherent Corp.*	510	27,861
Crane NXT Co.	190	11,554
IPG Photonics Corp.*	110	9,238
Littelfuse, Inc.	90	20,758
Novanta, Inc.*	130	20,345
TD SYNNEX Corp.	301	35,470
Vishay Intertechnology, Inc.	490	11,339
Vontier Corp.	600	24,378
		246,099
Energy Equipment & Services 1.0%
ChampionX Corp.	740	24,842
NOV, Inc.	1,520	28,105
Valaris Ltd.*	240	15,614
Weatherford International PLC*	280	34,614
		103,175
Entertainment 0.2%
TKO Group Holdings, Inc.	230	21,774
Financial Services 1.8%
Equitable Holdings, Inc.	1,210	44,661
Essent Group Ltd.	415	21,982
Euronet Worldwide, Inc.*	175	17,969
MGIC Investment Corp.	1,050	21,294
Voya Financial, Inc.	405	27,605

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Financial Services (cont’d.)
Western Union Co. (The)	1,360	$18,278
WEX, Inc.*	160	33,802
		185,591
Food Products 1.1%
Darling Ingredients, Inc.*	620	26,269
Flowers Foods, Inc.	730	18,206
Ingredion, Inc.	247	28,304
Lancaster Colony Corp.	70	13,357
Pilgrim’s Pride Corp.*	140	5,043
Post Holdings, Inc.*	200	21,230
		112,409
Gas Utilities 1.0%
National Fuel Gas Co.	360	19,116
New Jersey Resources Corp.	380	16,602
ONE Gas, Inc.	220	14,194
Southwest Gas Holdings, Inc.	230	17,163
Spire, Inc.	210	12,976
UGI Corp.	792	20,244
		100,295
Ground Transportation 1.7%
Avis Budget Group, Inc.	70	6,681
Hertz Global Holdings, Inc.*	470	2,138
Knight-Swift Transportation Holdings, Inc.	620	28,663
Landstar System, Inc.	130	22,673
Ryder System, Inc.	175	21,324
Saia, Inc.*	102	40,477
Werner Enterprises, Inc.	230	7,866
XPO, Inc.*	450	48,357
		178,179
Health Care Equipment & Supplies 2.3%
DENTSPLY SIRONA, Inc.	820	24,608
Enovis Corp.*	195	10,770
Envista Holdings Corp.*	640	12,595
Globus Medical, Inc. (Class A Stock)*	450	22,405
Haemonetics Corp.*	200	18,390

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Integra LifeSciences Holdings Corp.*	270	$7,876
Lantheus Holdings, Inc.*	260	17,300
LivaNova PLC*	210	11,708
Masimo Corp.*	180	24,194
Neogen Corp.*	760	9,371
Penumbra, Inc.*	145	28,488
QuidelOrtho Corp.*	180	7,299
Shockwave Medical, Inc.*	140	46,227
		241,231
Health Care Providers & Services 2.0%
Acadia Healthcare Co., Inc.*	360	26,619
Amedisys, Inc.*	120	11,046
Chemed Corp.	57	32,376
Encompass Health Corp.	385	32,101
HealthEquity, Inc.*	330	26,040
Option Care Health, Inc.*	670	20,026
Progyny, Inc.*	300	9,618
R1 RCM, Inc.*	700	8,603
Tenet Healthcare Corp.*	390	43,793
		210,222
Health Care REITs 0.6%
Healthcare Realty Trust, Inc.	1,420	20,207
Omega Healthcare Investors, Inc.	950	28,889
Sabra Health Care REIT, Inc.	860	11,971
		61,067
Health Care Technology 0.1%
Doximity, Inc. (Class A Stock)*	440	10,688
Hotel & Resort REITs 0.1%
Park Hotels & Resorts, Inc.	810	13,065
Hotels, Restaurants & Leisure 3.4%
Aramark	1,010	31,825
Boyd Gaming Corp.	265	14,180
Choice Hotels International, Inc.	90	10,643
Churchill Downs, Inc.	260	33,540

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Hilton Grand Vacations, Inc.*	280	$11,659
Hyatt Hotels Corp. (Class A Stock)	160	23,806
Light & Wonder, Inc.*	340	30,349
Marriott Vacations Worldwide Corp.	120	11,533
Penn Entertainment, Inc.*	540	8,932
Planet Fitness, Inc. (Class A Stock)*	330	19,747
Texas Roadhouse, Inc.	260	41,803
Travel + Leisure Co.	280	12,191
Vail Resorts, Inc.	140	26,512
Wendy’s Co. (The)	620	12,394
Wingstop, Inc.	110	42,327
Wyndham Hotels & Resorts, Inc.	320	23,523
		354,964
Household Durables 2.0%
Helen of Troy Ltd.*	100	9,271
KB Home	290	18,780
Leggett & Platt, Inc.	500	9,035
Taylor Morrison Home Corp.*	405	22,684
Tempur Sealy International, Inc.	670	33,540
Toll Brothers, Inc.	401	47,763
TopBuild Corp.*	120	48,561
Whirlpool Corp.	210	19,921
		209,555
Independent Power & Renewable Electricity Producers 1.1%
Ormat Technologies, Inc.	210	13,404
Vistra Corp.	1,290	97,834
		111,238
Industrial REITs 1.0%
EastGroup Properties, Inc.	180	27,965
First Industrial Realty Trust, Inc.	510	23,164
Rexford Industrial Realty, Inc.	810	34,676
STAG Industrial, Inc.	680	23,385
		109,190
Insurance 4.4%
American Financial Group, Inc.	250	31,937

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Brighthouse Financial, Inc.*	250	$12,063
CNO Financial Group, Inc.	420	11,059
Erie Indemnity Co. (Class A Stock)	100	38,266
Fidelity National Financial, Inc.	1,000	49,500
First American Financial Corp.	390	20,892
Hanover Insurance Group, Inc. (The)	130	16,877
Kemper Corp.	230	13,411
Kinsale Capital Group, Inc.	83	30,150
Old Republic International Corp.	1,010	30,159
Primerica, Inc.	130	27,542
Reinsurance Group of America, Inc.	248	46,374
RenaissanceRe Holdings Ltd. (Bermuda)	210	46,042
RLI Corp.	150	21,202
Selective Insurance Group, Inc.	240	24,396
Unum Group	705	35,743
		455,613
Interactive Media & Services 0.3%
Ziff Davis, Inc.*	180	9,020
ZoomInfo Technologies, Inc.*	1,120	17,763
		26,783
IT Services 1.0%
ASGN, Inc.*	190	18,325
GoDaddy, Inc. (Class A Stock)*	550	67,309
Kyndryl Holdings, Inc.*	875	17,203
		102,837
Leisure Products 0.7%
Brunswick Corp.	260	20,966
Mattel, Inc.*	1,320	24,182
Polaris, Inc.	210	17,884
YETI Holdings, Inc.*	340	12,145
		75,177
Life Sciences Tools & Services 1.0%
Azenta, Inc.*	210	11,017
Bruker Corp.	350	27,303
Medpace Holdings, Inc.*	85	33,010

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services (cont’d.)
Repligen Corp.*	200	$32,840
Sotera Health Co.*	440	4,928
		109,098
Machinery 4.6%
AGCO Corp.	236	26,949
Chart Industries, Inc.*	160	23,050
Crane Co.	190	26,602
Donaldson Co., Inc.	462	33,356
Esab Corp.	225	23,823
Flowserve Corp.	500	23,580
Graco, Inc.	650	52,130
ITT, Inc.	324	41,906
Lincoln Electric Holdings, Inc.	220	48,297
Middleby Corp. (The)*	200	27,794
Oshkosh Corp.	250	28,067
RBC Bearings, Inc.*	115	28,123
Terex Corp.	260	14,573
Timken Co. (The)	250	22,305
Toro Co. (The)	410	35,912
Watts Water Technologies, Inc. (Class A Stock)	100	19,846
		476,313
Marine Transportation 0.2%
Kirby Corp.*	230	25,100
Media 0.5%
New York Times Co. (The) (Class A Stock)	630	27,109
Nexstar Media Group, Inc.	120	19,207
TEGNA, Inc.	760	10,366
		56,682
Metals & Mining 2.1%
Alcoa Corp.	670	23,544
Cleveland-Cliffs, Inc.*	1,920	32,448
Commercial Metals Co.	455	24,452
MP Materials Corp.*	510	8,160
Reliance, Inc.	224	63,777

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
Royal Gold, Inc.	250	$30,033
United States Steel Corp.	865	31,572
		213,986
Mortgage Real Estate Investment Trusts (REITs) 0.5%
Annaly Capital Management, Inc.	1,920	35,981
Starwood Property Trust, Inc.	1,120	21,246
		57,227
Multi-Utilities 0.3%
Black Hills Corp.	260	14,274
Northwestern Energy Group, Inc.	240	12,106
		26,380
Office REITs 0.5%
COPT Defense Properties	440	10,547
Cousins Properties, Inc.	590	13,535
Kilroy Realty Corp.	410	13,858
Vornado Realty Trust	610	15,878
		53,818
Oil, Gas & Consumable Fuels 4.3%
Antero Midstream Corp.	1,275	17,646
Antero Resources Corp.*	1,070	36,391
Chesapeake Energy Corp.	430	38,649
Chord Energy Corp.	150	26,547
Civitas Resources, Inc.	330	23,747
CNX Resources Corp.*	570	13,406
DT Midstream, Inc.	380	23,636
Equitrans Midstream Corp.	1,640	22,189
HF Sinclair Corp.	600	32,550
Matador Resources Co.	430	26,789
Murphy Oil Corp.	550	24,552
Ovintiv, Inc.	970	49,781
PBF Energy, Inc. (Class A Stock)	420	22,373
Permian Resources Corp.	1,740	29,145

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Range Resources Corp.	930	$33,396
Southwestern Energy Co.*	4,235	31,720
		452,517
Paper & Forest Products 0.2%
Louisiana-Pacific Corp.	250	18,297
Personal Care Products 0.8%
BellRing Brands, Inc.*	510	28,137
Coty, Inc. (Class A Stock)*	1,420	16,245
elf Beauty, Inc.*	220	35,756
		80,138
Pharmaceuticals 0.4%
Jazz Pharmaceuticals PLC*	240	26,580
Perrigo Co. PLC	505	16,493
		43,073
Professional Services 2.5%
CACI International, Inc. (Class A Stock)*	90	36,201
Concentrix Corp.	173	9,458
ExlService Holdings, Inc.*	640	18,560
Exponent, Inc.	200	18,382
FTI Consulting, Inc.*	130	27,798
Genpact Ltd.	635	19,520
Insperity, Inc.	130	13,381
KBR, Inc.	520	33,769
ManpowerGroup, Inc.	190	14,335
Maximus, Inc.	240	19,267
Paylocity Holding Corp.*	170	26,377
Science Applications International Corp.	190	24,453
		261,501
Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.*	174	31,442
Residential REITs 1.2%
American Homes 4 Rent (Class A Stock)	1,230	44,034

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Residential REITs (cont’d.)
Apartment Income REIT Corp.	550	$21,109
Equity LifeStyle Properties, Inc.	720	43,409
Independence Realty Trust, Inc.	840	13,247
		121,799
Retail REITs 0.9%
Agree Realty Corp.	390	22,316
Brixmor Property Group, Inc.	1,160	25,636
Kite Realty Group Trust	830	18,094
NNN REIT, Inc.	710	28,776
		94,822
Semiconductors & Semiconductor Equipment 2.6%
Allegro MicroSystems, Inc. (Japan)*	250	7,423
Amkor Technology, Inc.	400	12,940
Cirrus Logic, Inc.*	210	18,600
Lattice Semiconductor Corp.*	535	36,701
MACOM Technology Solutions Holdings, Inc.*	210	21,409
MKS Instruments, Inc.	240	28,555
Onto Innovation, Inc.*	190	35,243
Power Integrations, Inc.	220	14,678
Rambus, Inc.*	420	23,024
Silicon Laboratories, Inc.*	130	15,794
Synaptics, Inc.*	160	14,394
Universal Display Corp.	165	26,067
Wolfspeed, Inc.*	470	12,704
		267,532
Software 2.2%
Appfolio, Inc. (Class A Stock)*	70	15,875
Aspen Technology, Inc.*	100	19,687
Blackbaud, Inc.*	170	13,246
CommVault Systems, Inc.*	160	16,395
Dolby Laboratories, Inc. (Class A Stock)	230	17,862
Dropbox, Inc. (Class A Stock)*	960	22,234
Dynatrace, Inc.*	925	41,912
Manhattan Associates, Inc.*	244	50,279

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Qualys, Inc.*	140	$22,947
Teradata Corp.*	375	13,912
		234,349
Specialized REITs 1.6%
CubeSmart	870	35,183
EPR Properties	295	11,974
Gaming & Leisure Properties, Inc.	1,030	44,012
Lamar Advertising Co. (Class A Stock)	331	38,346
National Storage Affiliates Trust	300	10,512
PotlatchDeltic Corp.	310	12,403
Rayonier, Inc.	510	15,127
		167,557
Specialty Retail 3.7%
AutoNation, Inc.*	90	14,504
Burlington Stores, Inc.*	250	44,985
Dick’s Sporting Goods, Inc.	225	45,212
Five Below, Inc.*	210	30,731
Floor & Decor Holdings, Inc. (Class A Stock)*	410	45,235
GameStop Corp. (Class A Stock)*	1,000	11,090
Gap, Inc. (The)	820	16,826
Lithia Motors, Inc.	110	27,982
Murphy USA, Inc.	70	28,967
Penske Automotive Group, Inc.	70	10,704
RH*	55	13,588
Valvoline, Inc.*	500	21,260
Williams-Sonoma, Inc.	250	71,695
		382,779
Technology Hardware, Storage & Peripherals 0.6%
Pure Storage, Inc. (Class A Stock)*	1,140	57,456
Textiles, Apparel & Luxury Goods 1.3%
Capri Holdings Ltd.*	440	15,611
Carter’s, Inc.	150	10,262
Columbia Sportswear Co.	140	11,148
Crocs, Inc.*	240	29,849
PVH Corp.	230	25,024

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Skechers USA, Inc. (Class A Stock)*	520	$34,346
Under Armour, Inc. (Class A Stock)*	670	4,509
Under Armour, Inc. (Class C Stock)*	690	4,499
		135,248
Trading Companies & Distributors 1.7%
Applied Industrial Technologies, Inc.	150	27,488
Core & Main, Inc. (Class A Stock)*	660	37,270
GATX Corp.	130	15,907
MSC Industrial Direct Co., Inc. (Class A Stock)	180	16,423
Watsco, Inc.	120	53,726
WESCO International, Inc.	175	26,731
		177,545
Water Utilities 0.3%
Essential Utilities, Inc.	965	35,300

Total Common Stocks (cost $8,611,939)		9,874,491
Unaffiliated Exchange-Traded Fund 4.1%
iShares Core S&P Mid-Cap ETF (cost $394,838)	7,530	430,189

Total Long-Term Investments (cost $9,006,777)		10,304,680

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $18,574)(wb)	18,574	18,574

TOTAL INVESTMENTS 98.9% (cost $9,025,351)		10,323,254
Other assets in excess of liabilities 1.1%		115,351

Net Assets 100.0%		$10,438,605

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).